Schedule of changes in warranty costs provision (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warranty costs provision, Beginning of year		€ 705	€ 1,062
Amounts used during the year (payments)	(422)	(711)
New Warranty Expenses	429	354
Warranty costs provision, End of year	712	705
WarrantyCostsProvision	162	200
Current portion of provision for warranty costs	€ (550)	€ (505)